STATEMENT OF OPERATIONS	9 Months Ended
Dec. 31, 2021 USD ($) shares
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
General and administrative expenses	$ 282,671
Loss from operations	(282,671)
Nonoperating Income (Expense) [Abstract]
Interest earned on investments held in Trust Account	1,970
Net loss	$ (280,701)
Weighted Average Number of Shares Outstanding, Basic | shares	3,981,054
Weighted Average Number of Shares Outstanding, Diluted | shares	3,981,054